Share based compensation - Assumptions used in estimative the fair value of share options (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 item $ / shares	Dec. 31, 2022 item $ / shares
Share based compensation
Risk-free rate of return, minimum	4.20%	3.40%	3.10%
Risk-free rate of return, maximum	4.50%	3.80%	4.00%
Volatility, minimum	46.10%	40.20%	39.00%
Volatility, maximum	46.50%	46.50%	40.40%
Expected dividend yield	2.00%	0.00%	0.00%
Exercise multiple | item						2.2
Expected term	10 years	10 years	10 years
Total unrecognized compensation expense | ¥	¥ 31,415
Remaining weighted-average vesting period	1 year 6 months 25 days
Total fair value at grant date of share options held by the company's employees | ¥	¥ 36,964	¥ 159,957	¥ 158,183
Total intrinsic value of share options exercised | ¥	¥ 87,190	¥ 324,977	¥ 0
Minimum
Share based compensation
Fair value of ordinary share (in USD) | $ / shares				$ 5.6	$ 5.9	$ 3.8
Exercise multiple | item	2.2				2.2
Maximum
Share based compensation
Fair value of ordinary share (in USD) | $ / shares				$ 6.2	$ 8.7	$ 6.2
Exercise multiple | item	2.8				2.8